Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Australia (home country)	4,823,076	4,978,712
Americas	1,913,892	1,387,556
Europe	2,295,455	2,841,678
Other	2,006,822	150,082
	11,039,245	9,358,028

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Siemens	0%	13%
Other	100%	87%